Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 5,782	$ 5,903
Foreign currency denominated monetary liabilities	4,121	6,999
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	12	34
Foreign currency denominated monetary liabilities	206	1,217
Derivatives assets	0	1
Derivatives liabilities	0	1
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	225	124
Foreign currency denominated monetary liabilities	1,263	51
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	9	2
Foreign currency denominated monetary liabilities	0	0
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	17	17
Foreign currency denominated monetary liabilities	$ 14	$ 14